Related Party Transactions (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Purchases from related party	$ 830,000	$ 848,000	$ 3,805,248	$ 3,119,000
Company owed former related party	274,125		381,457	1,083,764
Advanced deposit payments	540,050		735,730
Due to shareholders	$ 113,103		146,534	134,086
Short term loan			3,297	3,297
Notes payable to related parties			65,222	68,471
Unpaid compensation			$ 29,580	$ 62,319